UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Glacier Peak Capital LLC
Address:  500 108th Ave NE
          Suite 905
          Bellevue, WA 98004

Form 13F File Number:  028-15098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Boroughs
Title:    Assistant Portfolio Manager
Phone:    (425) 453-5010

Signature, Place, and Date of Signing:

      /s/ Mike Boroughs               Bellevue, WA              April 18, 2013
      -----------------               ------------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           29
                                         -----------

Form 13F Information Table Value Total:  $    64,774
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ALCOA INC                         Common Stocks 013817101         128      15,000          Sole                   15,000
BP PLC-SPONS ADR                  Depository Re 055622104         381       9,000          Sole                    9,000
CABLEVISION SYSTEMS-NY GRP-A      Common Stocks 12686C109         449      30,000          Sole                   30,000
CDI CORP                          Common Stocks 125071100         765      44,504          Sole                   44,504
COWEN GROUP INC-CLASS A           Common Stocks 223622101       5,921   2,099,536          Sole                2,099,536
DENDREON CORP                     Common Stocks 24823Q107          59      12,500          Sole                   12,500
DIGITAL GENERATION INC            Common Stocks 25400B108         677     105,400          Sole                  105,400
DYNAMICS RESEARCH CORP            Common Stocks 268057106         758     127,207          Sole                  127,207
DETREX CORP                       Common Stocks 250685104      13,000     604,672          Sole                  604,672
EXPEDITORS INTL WASH INC          Common Stocks 302130109         690      19,300          Sole                   19,300
1ST UNITED BANCORP INC/NORTH      Common Stocks 33740N105         473      73,162          Sole                   73,162
GDL FUND/THE                      Mutual Funds  361570104       9,793     831,363          Sole                  831,363
HOME FEDERAL BANCORP INC/ID       Common Stocks 43710G105         324      25,325          Sole                   25,325
IMATION CORP                      Common Stocks 45245A107       1,919     502,423          Sole                  502,423
INDIA FUND INC                    Mutual Funds  454089103       1,070      50,399          Sole                   50,399
KANSAS CITY LIFE INS CO           Common Stocks 484836101       3,133      80,054          Sole                   80,054
KRATOS DEFENSE & SECURITY         Common Stocks 50077B207       2,017     401,001          Sole                  401,001
MAGNUM HUNTER RESOURCES CORP      Common Stocks 55973B102         322      80,200          Sole                   80,200
MARKET VECTORS INDIA S/C          ETFs          57060U563       1,597     181,850          Sole                  181,850
OCCIDENTAL PETROLEUM CORP         Common Stocks 674599105       2,939      37,500          Sole                   37,500
PACIFIC SUNWEAR OF CALIF          Common Stocks 694873100         209     100,000          Sole                  100,000
PENN VIRGINIA CORP                Common Stocks 707882106         420     103,900          Sole                  103,900
POWERSHARES DB AGRICULTURE F      ETFs          73936B408         259      10,000          Sole                   10,000
REALNETWORKS INC                  Common Stocks 75605L708         258      33,415          Sole                   33,415
STAPLES INC                       Common Stocks 855030102         470      35,000          Sole                   35,000
TELLABS INC                       Common Stocks 879664100         407     194,905          Sole                  194,905
VERAMARK TECHNOLOGIES             Common Stocks 923351100         967   1,422,265          Sole                1,422,265
VOLT INFORMATION SCIENCES         Common Stocks 928703107      14,247   1,706,217          Sole                1,706,217
YAHOO! INC                        Common Stocks 984332106       1,123      47,737          Sole                   47,737